DISCONTINUED OPERATIONS	12 Months Ended
Sep. 27, 2013
Discontinued Operations And Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 2. DISCONTINUED OPERATIONS:

On September 30, 2011, the Company completed the sale of its wholly-owned subsidiary, Galls, LLC (“Galls”), for approximately $75.0 million in cash. The transaction resulted in a pretax loss of approximately $1.5 million (after-tax loss of approximately $12.0 million) during fiscal 2011. Galls is accounted for as a discontinued operation in the Consolidated Statements of Income. Galls’ results of operations have been removed from the Company’s results of continuing operations for all periods presented. Galls was previously included in the Uniform and Career Apparel segment. All related disclosures have also been adjusted to reflect the discontinued operation.

The loss from discontinued operations in fiscal 2013 is related to a sales tax audit currently in process for Galls.

Summarized selected financial information of discontinued operations is as follows (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Sales	$—	$—	$162,294
Income (loss) before income taxes	(1,701)	491	441
Income tax provision (benefit)	(671)	194	175

	(1,030)	297	266
Loss on sale, net of tax	—	—	(11,998)

Income (loss) from discontinued operations	$(1,030)	$297	$(11,732)